UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2005

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              NUMBER OF         MARKET
                                                                                SHARES          VALUE
                                                                            --------------  --------------

COMMON STOCK--76.9%

BANKS--14.6%
AmSouth Bancorporation........................................................      50,760    $  1,267,985
Bank of America Corporation...................................................     212,000       9,889,800
Bank of New York Company, Inc.................................................      70,000       2,117,500
Citigroup, Inc................................................................     100,000       4,772,000
New York Community Bancorp, Inc...............................................      50,000         918,000
U.S. Bancorp..................................................................     100,000       2,975,000
                                                                                              ------------
                                                                                                21,940,285
                                                                                              ------------
BASIC INDUSTRY--4.9%
Alcoa, Inc....................................................................      45,000       1,445,400
Dow Chemical Company..........................................................      30,000       1,654,500
K-Sea Transportation Partners LP..............................................      10,000         362,400
Packaging Corporation of America..............................................      50,000       1,226,000
Weyerhaeuser Company..........................................................      40,000       2,677,200
                                                                                              ------------
                                                                                                 7,365,500
                                                                                              ------------
CONSUMER CYCLICAL--2.1%
Coinmach Corporation(a).......................................................     245,000       3,231,550
                                                                                              ------------
CONSUMER STAPLES--9.2%
Altria Group, Inc.............................................................     136,950       8,990,767
B&G Foods, Inc.(a)............................................................      34,300         511,070
Loews Corporation - Carolina Group............................................     128,225       4,198,087
                                                                                              ------------
                                                                                                13,699,924
                                                                                              ------------
ENERGY--8.4%
Halliburton Company...........................................................     112,800       4,959,816
Kerr-McGee Corporation........................................................      25,000       1,941,500
Occidental Petroleum Corporation..............................................      50,000       3,513,500
Schlumberger Limited..........................................................      30,000       2,263,500
                                                                                              ------------
                                                                                                12,678,316
                                                                                              ------------
FINANCIAL--12.5%
Alliance Capital Management Holdings LP.......................................     100,000       4,703,000
Fannie Mae....................................................................      25,300       1,479,038
Friedman Billings Ramsey Group, Inc...........................................     150,000       2,782,500
Hartford Financial Services Group, Inc........................................      39,200       2,820,440
New Century Financial Corporation.............................................      60,000       3,043,200
People's Choice Europe Limited................................................      35,000         350,000
Washington Mutual, Inc........................................................      87,700       3,679,892
                                                                                              ------------
                                                                                                18,858,070
                                                                                              ------------
HEALTHCARE--0.2%
Pfizer Inc....................................................................      10,000         262,900
                                                                                              ------------
INDUSTRIAL--3.0%
Arlington Tankers Limited(a)..................................................      42,100       1,035,660
General Electric Company......................................................     100,000       3,520,000
                                                                                              ------------
                                                                                                 4,555,660
                                                                                              ------------
REAL ESTATE--9.5%
Bimini Mortgage Management, Inc...............................................       8,000         120,800
Boston Properties, Inc........................................................      30,000       1,794,000
BRE Properties, Class A.......................................................      19,500         764,400
CarrAmerica Realty Corporation................................................      32,600       1,018,750

                                        1
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                                    CHARTWELL
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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
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SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              NUMBER OF
                                                                               SHARES/
                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)
Duke Realty Corporation.......................................................      80,320    $  2,544,538
HomeBanc Corporation..........................................................     225,000       2,175,750
iStar Financial, Inc..........................................................      50,000       2,124,500
Mack-Cali Realty Corporation..................................................      27,682       1,223,544
Reckson Associates Realty Corporation.........................................      80,000       2,444,000
                                                                                              ------------
                                                                                                14,210,282
                                                                                              ------------
TECHNOLOGY--1.0%
Microsoft Corporation.........................................................      40,000       1,007,200
Solectron Corporation.........................................................     100,000         495,000
                                                                                              ------------
                                                                                                 1,502,200
                                                                                              ------------
TELECOMMUNICATIONS--7.5%
Alaska Communications Systems Group, Inc......................................     175,000       1,503,250
BellSouth Corporation.........................................................     100,000       2,580,000
Citizens Communications Company...............................................     350,000       4,669,000
Fairpoint Communications, Inc.................................................      75,000       1,305,000
SBC Communications, Inc.......................................................      50,000       1,202,500
                                                                                              ------------
                                                                                                11,259,750
                                                                                              ------------
UTILITIES--4.0%
AmeriGas Partners LP..........................................................      15,200         445,968
Duquesne Light Holdings, Inc..................................................      30,000         561,900
Kinder Morgan Energy Partners LP..............................................      45,000       2,114,550
Northern Border Partners LP...................................................      26,600       1,359,260
TEPPCO Partners LP............................................................      34,800       1,525,632
                                                                                              ------------
                                                                                                 6,007,310
                                                                                              ------------
TOTAL COMMON STOCK (COST $102,020,683) .......................................                 115,571,747
                                                                                              ------------

CORPORATE NOTES/BONDS--49.9%

BASIC INDUSTRY--12.8%
Aearo Company I
  8.250%, 04/15/12............................................................  $  755,000         796,525
Ainsworth Lumber Company Limited+
  7.250%, 10/01/12............................................................     775,000         798,250
BCP Caylux Holdings Luxembourg+
  9.625%, 06/15/14............................................................     850,000         988,275
Buhrmann US, Inc.
  8.250%, 07/01/14............................................................     850,000         886,125
Danka Business Systems
  11.000%, 06/15/10...........................................................     920,000         917,700
Euramax International, Inc.
  8.500%, 08/15/11............................................................   1,645,000       1,772,487
Goodman Global Holdings Company, Inc.+
  7.875%, 12/15/12............................................................     600,000         589,500
Imco Recycling, Inc.
  10.375%, 10/15/10...........................................................     855,000         970,425
Koppers Industries+
  9.875%, 10/15/13............................................................   1,230,000       1,408,350


                                        2
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                                    CHARTWELL
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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

BASIC INDUSTRY (CONTINUED)
KRATON Polymers LLC+
  8.125%, 01/15/14............................................................  $  985,000    $  1,004,700
Nalco Company
  8.875%, 11/15/13............................................................   1,090,000       1,209,900
Nortek, Inc.
  8.500%, 09/01/14............................................................     585,000         599,625
Ply Gem Industries, Inc.
  9.000%, 02/15/12............................................................     855,000         859,275
RH Donnelley Corporation+
  6.875%, 01/15/13............................................................     400,000         413,000
Ryerson Tull, Inc.+
  8.250%, 12/15/11............................................................     835,000         839,175
Sensus Metering Systems, Inc.
  8.625%, 12/15/13............................................................     700,000         726,250
United Agri Products+
  8.250%, 12/15/11............................................................     651,000         706,335
Universal City Florida Holdings Company, Inc.+
  8.375%, 05/01/10............................................................     755,000         798,412
Vertis, Inc., Series B
  10.875%, 06/15/09...........................................................   1,555,000       1,578,325
Williams Scotsman, Inc.
  9.875%, 06/01/07............................................................     875,000         881,563
Wolverine Tube, Inc.
  10.500%, 04/01/09...........................................................     500,000         535,000
                                                                                              ------------
                                                                                                19,279,197
                                                                                              ------------
CAPITAL GOODS--3.5%
Allied Waste North America, Series B
  8.500%, 12/01/08............................................................     935,000       1,009,800
GenCorp, Inc.
  9.500%, 08/15/13............................................................     451,000         498,355
H&E Equipment Finance
  11.125%, 06/15/12...........................................................     970,000       1,071,850
Integrated Electrical Services, Inc., Series C
  9.375%, 02/01/09............................................................     300,000         275,250
K&F Acquisition, Inc.+
  7.750%, 11/15/14............................................................     680,000         691,900
Norcross Safety Products LLC, Series B
  9.875%, 08/15/11............................................................   1,070,000       1,182,350
Propex Fabrics, Inc.+
  10.000%, 12/01/12...........................................................     600,000         609,000
                                                                                              ------------
                                                                                                 5,338,505
                                                                                              ------------
CONSUMER CYCLICAL--5.4%
Allied Security Escrow Corporation
  11.375%, 07/15/11...........................................................   1,020,000       1,072,275
Cenveo, Inc.
  9.625%, 03/15/12............................................................   1,455,000       1,607,775
Coinmach Corporation
  9.000%, 02/01/10............................................................   1,110,000       1,165,500
Denny's Corporation+
  10.000%, 10/01/12...........................................................     600,000         655,500
LCE Acquisition Corporation+
  9.000%, 08/01/14............................................................   1,255,000       1,320,887
Mothers Work, Inc.
  11.250%, 08/01/10...........................................................     935,000         944,350
Norcraft Companies
  9.000%, 11/01/11............................................................     570,000         615,600

                                        3
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                                    CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

CONSUMER CYCLICAL (CONTINUED)
Sonic Automotive, Inc., Series B
  8.625%, 08/15/13............................................................  $  635,000    $    687,388
                                                                                              ------------
                                                                                                 8,069,275
                                                                                              ------------
CONSUMER STAPLES--5.7%
American Achievement Corporation
  8.250%, 04/01/12............................................................     625,000         659,375
American Seafood Group LLC
  10.125%, 04/15/10...........................................................   1,005,000       1,095,450
Amscan Holdings, Inc.
  8.750%, 05/01/14............................................................     595,000         593,512
Chiquita Brands International, Inc.+
  7.500%, 11/01/14............................................................     950,000         964,250
FTD,  Inc.
  7.750%, 02/15/14............................................................     400,000         417,000
Gereral Nutrition Centers, Inc.
  8.500%, 12/01/10............................................................     945,000         805,613
Jean Coutu Group (PJC), Inc.+
  8.500%, 08/01/14............................................................   1,225,000       1,261,750
MTR Gaming Group, Inc.
  9.750%, 04/01/10............................................................     520,000         573,300
Solo Cup Company
  8.500%, 02/15/14............................................................   1,100,000       1,149,500
Stater Brothers Holdings
  8.125%, 06/15/12............................................................     715,000         747,175
WH Holdings Limited
  9.500%, 04/01/11............................................................     294,000         326,340
                                                                                              ------------
                                                                                                 8,593,265
                                                                                              ------------
ENERGY--1.8%
Belden & Blake Corporation
  8.750%, 07/15/12............................................................   1,490,000       1,523,525
Bluewater Finance Limited
  10.250%, 02/15/12...........................................................   1,000,000       1,110,000
                                                                                              ------------
                                                                                                 2,633,525
                                                                                              ------------
FINANCIAL--3.4%
E*TRADE Financial Corporation
  8.000%, 06/15/11............................................................     870,000         943,950
Labranche & Company, Inc.(b)
  11.000%, 05/15/12...........................................................   1,580,000       1,710,350
United Rentals North America, Inc.
  7.750%, 11/15/13............................................................   1,200,000       1,209,000
Western Financial
  9.625%, 05/15/12............................................................   1,120,000       1,271,200
                                                                                              ------------
                                                                                                 5,134,500
                                                                                              ------------
HEALTHCARE--2.2%
Iasis Healthcare Corporation
  8.750%, 06/15/14............................................................   1,005,000       1,097,962
Town Sports International
  9.625%, 04/15/11............................................................   1,100,000       1,171,500
VWR International, Inc.
  8.000%, 04/15/14............................................................   1,010,000       1,055,450
                                                                                              ------------
                                                                                                 3,324,912
                                                                                              ------------
                                        4
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                                    CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

INDUSTRIAL--5.7%
Autocam Corporation
  10.875%, 06/15/14...........................................................  $  600,000    $    579,000
Douglas Dynamics, LLC+
  7.750%, 01/15/12............................................................     610,000         622,200
General Cable Corporation
  9.500%, 11/15/10............................................................     420,000         474,600
HLI Operating Company, Inc.
  10.500%, 06/15/10...........................................................     230,000         238,050
INVISTA+
  9.250%, 05/01/12............................................................   1,690,000       1,905,475
MediaCom Broadband, LLC
  11.000%, 07/15/13...........................................................   1,775,000       1,972,469
Rayovac Corporation
  8.500%, 10/01/13............................................................     395,000         434,006
Superior Essex Communications LLC
  9.000%, 04/15/12............................................................     900,000         963,000
Tenneco Automotive, Inc.+
  8.625%, 11/15/14............................................................   1,265,000       1,353,550
                                                                                              ------------
                                                                                                 8,542,350
                                                                                              ------------
REAL ESTATE--2.4%
Geo Group, Inc.
  8.250%, 07/15/13............................................................   1,120,000       1,184,400
Intrawest Corporation
  7.500%, 10/15/13............................................................     890,000         948,963
Tech Olympic USA, Inc.
  9.000%, 07/01/10............................................................   1,320,000       1,435,500
                                                                                              ------------
                                                                                                 3,568,863
                                                                                              ------------
TELECOMMUNICATIONS--4.5%
Albritton Communications Company
  7.750%, 12/15/12............................................................     990,000       1,037,025
Cablevision Systems Corporation+
  8.000%, 04/15/12............................................................     445,000         502,850
Centennial Cellular Operating Company
  10.125%, 06/15/13...........................................................   1,110,000       1,293,150
Charter Communications Holdings, LLC
  10.750%, 10/01/09...........................................................     400,000         347,000
Charter Communications Operating, LLC+
  8.000%, 04/30/12............................................................     425,000         436,688
Cincinnati Bell, Inc.(b)
  8.375%, 01/15/14............................................................     875,000         908,906
Cincinnati Bell, Inc.+
  8.375%, 01/15/14............................................................      15,000          15,581
Intelsat Bermuda Limited
  7.794%, 01/15/12............................................................     630,000         650,475
Time Warner, Inc.
  9.750%, 07/15/08............................................................     655,000         673,013
UbiquiTel Operating Company+
  9.875%, 03/01/11............................................................     310,000         351,850
UbiquiTel Operating Company
  9.875%, 03/01/11............................................................     550,000         624,250
                                                                                              ------------
                                                                                                 6,840,788
                                                                                              ------------
TRANSPORTATION--1.3%
Continental Airlines, Inc.
  8.000%, 12/15/05............................................................     470,000         461,775

                                        5
                                      -----
                                    CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              PRINCIPAL
                                                                               AMOUNT/
                                                                              NUMBER OF         MARKET
                                                                                SHARES          VALUE
                                                                            --------------  --------------

CORPORATE NOTES/BONDS (CONTINUED)

TRANSPORTATION (CONTINUED)
Ship Finance International Limited
  8.500%, 12/15/13............................................................  $1,525,000    $  1,547,875
                                                                                              ------------
                                                                                                 2,009,650
                                                                                              ------------
UTILITIES--1.2%
AES Corporation
  9.500%, 06/01/09............................................................     900,000       1,041,750
CE Generation, LLC
  7.416%, 12/15/18............................................................     684,028         721,320
                                                                                              ------------
                                                                                                 1,763,070
                                                                                              ------------
TOTAL CORPORATE NOTES/BONDS (COST $72,920,931) ...............................                  75,097,900
                                                                                              ------------

CONVERTIBLE PREFERRED STOCK--2.5%

FINANCIAL--1.0%
ACE Limited...................................................................      26,025         696,429
Chubb Corporation.............................................................      10,000         297,900
Hartford Financial Services Group, Inc........................................       5,000         335,350
XL Capital Limited............................................................      10,000         244,400
                                                                                              ------------
                                                                                                 1,574,079
                                                                                              ------------
REAL ESTATE--1.5%
LTC Properties, Inc...........................................................      25,000         912,500
Ramco-Gershenson Properties...................................................      40,000       1,289,200
                                                                                              ------------
                                                                                                 2,201,700
                                                                                              ------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $3,171,097) ..........................                   3,775,779
                                                                                              ------------

PREFERRED STOCK--0.3%

FINANCIAL--0.3%
TransCanada Corporation.......................................................      14,905         384,549
                                                                                              ------------
TOTAL PREFERRED STOCK (COST $381,501) ........................................                     384,549
                                                                                              ------------

PREFERRED TERM SECURITIES (C)--5.8%
I-Preferred Term Securities IV................................................   1,000,000       1,000,000
Preferred Term Securities IV..................................................   2,000,000       1,420,500
Preferred Term Securities XIII................................................   1,000,000       1,037,500
Preferred Term Securities XIV.................................................   2,000,000       2,080,000
Preferred Term Securities XV..................................................   2,000,000       2,080,000
Preferred Term Securities XVI.................................................   1,000,000       1,030,000
                                                                                              ------------
TOTAL PREFERRED TERM SECURITIES (COST $8,195,706) ............................                   8,648,000
                                                                                              ------------

TOTAL INVESTMENTS--135.4%
  (COST $186,689,918)* .......................................................                 203,477,975
                                                                                              ------------

                                        6
                                      -----
                                    CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2005
----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)



                                                                               WRITTEN          MARKET
                                                                              CONTRACTS         VALUE
                                                                            --------------  --------------

COVERED CALL OPTIONS WRITTEN--(0.3)%
Altria Group, Inc. Mar. 70 Call...............................................        (600    $     (3,000)
Dow Chemical Company Mar. 55 Call.............................................        (300)        (31,500)
Friedman Billings Ramsey Group, Inc. Mar. 20 Call.............................        (500)         (5,000)
Hartford Financial Sercvies Group, Inc. Mar. 75 Call..........................        (390)         (6,825)
Microsoft Corporation Marc. 27.5 Call.........................................        (400)             --
Occidental Petroleum Corporation Mar. 70 Call.................................        (500)       (107,500)
Schlumberger Limited Mar. 70 Call.............................................        (200)        (94,000)
Schlumberger Limited Mar. 75 Call.............................................        (100)        (18,500)
U.S. Bancorp Mar. 30 Call.....................................................      (1,000)        (30,000)
Weyerhaeuser Company Mar. 65 Call.............................................        (400)       (100,000)
                                                                                              ------------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUM RECEIVED $286,750) ...............                    (396,325)
                                                                                              ------------

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS--(35.1)% .........................                 (52,809,718)++
                                                                                              ------------

NET ASSETS--100% .............................................................                $150,271,932
                                                                                              ============


         * At February 28, 2005, the tax basis cost of the Fund's investments was $186,689,918, and the unrealized appreciation and depreciation were $19,606,681 and $(2,818,624), respectively.

         + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At
            February 28, 2005, these securities amounted to $18,237,478 or 12.1% of net assets.

        ++ As of February 28, 2005, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,935,535. The average discount rate of commercial paper outstanding at February
            28, 2005 was 2.58%. The average daily balance of commercial paper outstanding for the quarter ended February 28, 2005 was $54,832,197 at a weighted average discount rate of 1.552%. The maximum face amount of commercial paper outstanding at any time during the quarter ended February 28, 2005 was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000. Interest on borrowing is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the quarter ended February 28, 2005.

       (a)  Non-income producing security.


       (b)  Security purchased on a when-issued basis.


       (c)  Securities are illiquid.


       LLC  Limited Liability Company


       LP   Limited Partnership

            Amounts designated as "--" are either $0 or have been rounded to $0

            For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                        7
                                      -----
                                    CHARTWELL

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date: April 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date:  April 29, 2005

By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)

Date:  April 29, 2005

* Print the name and title of each signing officer under his or her signature.